Leases (Details) - Schedule of Components of Lease Expense $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Lease, Cost [Abstract]
Operating lease costs	$ 2,476
Short term lease costs	1,763
Variable lease costs	614
Sublease income	(1,058)
Total Lease Costs	$ 3,795